Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL GLOBAL TOTAL RETURN FUND, INC.
Prospectus Date	rr_ProspectusDate	Dec. 30, 2015
Document Creation Date	dei_DocumentCreationDate	Sep. 23, 2016